UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
The Merger Fund
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2010

Item 1. Reports to Stockholders.

THE
MERGER
 FUND®

SEMI-ANNUAL REPORT

MARCH 31, 2010

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long equity positions as of March 31, 2010

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long equity positions as of March 31, 2010

Chart 6

MERGER ACTIVITY
2001 – 2010

Source: Securities Data Corp.

The Merger Fund
EXPENSE EXAMPLE
March 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 10/01/09 – 3/31/10.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 calendar days after you purchase them.  IRAs will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses,  and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/09	Value 3/31/10	Period 10/01/09-3/31/10*
Actual + (1)	$1,000.00	$1,036.10	$11.52
Hypothetical ++ (2)	$1,000.00	$1,013.61	$11.40

+	Excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, your actual cost of investment in the Fund would be $7.36.
++	Excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, your hypothetical cost of investment in the Fund would be $7.29.
(1)	Ending account values and expenses paid during period based on a 3.61% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

Shares		Value
COMMON STOCKS — 67.12%
	ACQUISITION CORPORATIONS — 0.65%
1,074,900	Liberty Acquisition Holdings Corp. (a)	$10,630,761
826,732	Phoenix Group Holdings (a)(g)	8,430,572
		19,061,333
	ASSET MANAGEMENT & CUSTODY BANKS — 1.71%
1,585,394	KKR Co. (a)(d)(g)	18,232,031
1,409,000	Riskmetrics Group Inc. (a)	31,857,490
		50,089,521
	BIOTECHNOLOGY — 3.30%
524,741	Facet Biotech Corp. (a)	14,162,760
1,388,600	OSI Pharmaceuticals, Inc. (a)	82,691,130
		96,853,890
	CABLE & SATELLITE TV — 0.81%
1,329,500	Comcast Corporation Special Class A	23,891,115
	COMMERCIAL PRINTING — 0.90%
2,367,500	Bowne & Co. Inc.	26,421,300
	COMMODITY CHEMICALS — 1.52%
10,968,600	Mitsubishi Rayon Co., Ltd. (g)	44,583,036
	COMMUNICATIONS EQUIPMENT — 3.67%
8,307,319	3Com Corporation (a)	63,883,283
3,365,100	Motorola, Inc. (a)	23,623,002
660,600	Polycom Inc. (a)	20,201,148
		107,707,433
	DIVERSIFIED CHEMICALS — 0.30%
736,958	Huntsman Corporation	8,880,344
	DIVERSIFIED METALS & MINING — 1.43%
293,676	BHP Billiton plc — ADR (g)	20,096,248
164,700	Corriente Resources Inc. (a)(g)	1,329,730
11,937,856	Hillgrove Resources Ltd. (g)	3,998,493
69,600	Rio Tinto plc — ADR (g)	16,476,408
		41,900,879
	ELECTRIC UTILITIES — 0.95%
1,217,300	Allegheny Energy Inc.	27,997,900
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.80%
1,399,416	Sunpower Corp. Class B (a)(c)	23,426,224

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
(Unaudited)

Shares		Value
	FERTILIZERS & AGRICULTURAL CHEMICALS — 6.15%
557,600	CF Industries Holdings Inc.	$50,841,968
3,462,163	Nufarm Limited (g)	29,712,446
2,182,787	Terra Industries Inc. (e)	99,884,333
		180,438,747
	HEALTH CARE SUPPLIES — 2.85%
517,103	Alcon Inc. — ADR (d)(g)	83,543,161
	HIGHWAYS & RAILTRACKS — 0.91%
476	Société des Autoroutes PRR (g)	34,235
5,760,706	Transurban Group REIT (g)	26,695,877
		26,730,112
	INDEPENDENT POWER PRODUCERS &
	ENERGY TRADERS — 0.52%
12,978,066	Infigen Energy (g)	15,243,934
	INDUSTRIAL GASES — 2.68%
1,239,388	Airgas, Inc. (b)	78,849,865
	INTEGRATED OIL & GAS — 0.20%
1,266,700	JX Holdings Inc. (g)	5,920,932
	INTEGRATED TELECOMMUNICATION SERVICES — 0.76%
1,154,066	Telmex Internacional SAB de CV — ADR (c)(g)	22,250,392
	INTERNET SOFTWARE & SERVICES — 0.72%
1,181,011	Switch & Data Facilities Co., Inc. (a)	21,164,898
	LIFE & HEALTH INSURANCE — 3.84%
19,431,127	AXA Asia Pacific Holdings Ltd. (e)(g)	112,691,764
	LIFE SCIENCES TOOLS & SERVICES — 5.27%
873,104	Millipore Corp. (a)(e)	92,199,782
1,209,533	Varian, Inc. (a)	62,629,619
		154,829,401
	MOVIES & ENTERTAINMENT — 0.46%
935,800	News Corporation Class A	13,484,878
	OIL & GAS EQUIPMENT & SERVICES — 9.85%
4,586,150	BJ Services Company (e)	98,143,610
4,465,700	Smith International Inc. (c)	191,221,274
		289,364,884

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
(Unaudited)

Shares		Value
	OIL & GAS EXPLORATION & PRODUCTION — 9.72%
11,465,719	Arrow Energy Ltd. (a)(g)	$52,923,235
4,929,900	XTO Energy Inc. (c)	232,592,682
		285,515,917
	PROPERTY-CASUALTY INSURANCE — 0.83%
26	Berkshire Hathaway, Inc. Class A (a)	3,166,800
554,900	Zenith National Insurance Corp. (c)	21,263,768
		24,430,568
	RETAIL REITS — 0.04%
69,600	General Growth Properties Inc.	1,119,864
	SOFT DRINKS — 3.18%
1,666,600	Coca-Cola Enterprises Inc.	46,098,156
993,805	Fomento Economico Mexicano SAB de CV — ADR (g)	47,235,552
		93,333,708
	SPECIALIZED CONSUMER SERVICES — 2.81%
1,942,000	Brink’s Home Security Holdings Inc. (a)	82,632,100
	WIRELESS TELECOMMUNICATION SERVICES — 0.29%
30,946,700	Hutchison Telecommunications Intl. Ltd. (a)(g)	8,489,741
	TOTAL COMMON STOCKS
	(Cost $1,927,991,246)	1,970,847,841
EXCHANGE TRADED FUNDS — 0.23%
299,596	Market Vectors Global Alternative Energy ETF	6,875,728
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $6,805,478)	6,875,728
PREFERRED STOCKS — 0.00%
300	KeyCorp Capital Preferred Series F	7,413
	TOTAL PREFERRED STOCKS
	(Cost $6,249)	7,413
WARRANTS — 0.00%
288	Pearl Group Ltd. (a)(g)
	Expiration: September, 2014, Exercise Price: EUR 11.00	428
	TOTAL WARRANTS
	(Cost $569)	428

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
(Unaudited)

Principal Amount		Value
CONVERTIBLE BONDS — 2.97%
	General Growth Properties LP
$40,553,000	3.980%, 04/15/2027	$42,175,120
	Millipore Corp.
35,938,000	3.750%, 06/01/2026 (c)	45,147,113
	TOTAL CONVERTIBLE BONDS
	(Cost $86,918,442)	87,322,233
CORPORATE BONDS — 2.06%
	Duane Reade Incorporated
47,466,000	11.750%, 08/01/2015	60,341,153
	TOTAL CORPORATE BONDS
	(Cost $59,963,242)	60,341,153

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS — 0.30%
	The Blackstone Group, LP
6,851	Expiration: June, 2010, Exercise Price: $15.00	1,048,203
	Global Alternative Energy ETF
6,504	Expiration: April, 2010, Exercise Price: $30.00	4,585,320
	iShares MSCI Mexico Investable Market Index Fund
2,949	Expiration: June, 2010, Exercise Price: $55.00	914,190
	Materials Select Sector SPDR Trust
3,831	Expiration: June, 2010, Exercise Price: $35.00	806,425
	SPDR S&P 500 ETF Trust
1,939	Expiration: April, 2010, Exercise Price: $119.00	459,543
10,450	Expiration: May, 2010, Exercise Price: $109.00	846,450
950	Expiration: May, 2010, Exercise Price: $117.00	251,750
	TOTAL PURCHASED PUT OPTIONS
	(Cost $9,192,882)	8,911,881

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
(Unaudited)

Principal Amount		Value
ESCROW NOTES — 0.07%
$4,472,698	Price Communications Liquidating Trust (a)(f)	$1,923,260
	TOTAL ESCROW NOTES
	(Cost $1,923,260)	1,923,260

Shares
SHORT-TERM INVESTMENTS — 23.36%
	MONEY MARKET FUNDS — 23.36%
75,000,000	BlackRock Liquidity Funds FedFund Portfolio, 0.040% (b)	75,000,000
75,000,000	Dreyfus Cash Management, 0.070% (b)	75,000,000
75,000,000	Evergreen Prime Cash Management Money Market Fund, 0.020% (b)	75,000,000
75,000,000	Evergreen Institutional Money Market Fund, 0.010% (b)	75,000,000
75,000,000	Fidelity Institutional Government Portfolio, 0.040% (b)	75,000,000
10,739,148	Fidelity Institutional Money Market Portfolio, 0.210% (b)	10,739,148
75,000,000	Fidelity Institutional Prime Money Market Portfolio, 0.140% (b)	75,000,000
75,000,000	First American Government Obligations Fund, 0.010% (b)	75,000,000
75,000,000	First American Prime Obligations Fund, 0.040% (b)	75,000,000
75,000,000	First American Treasury Obligations Fund, 0.010% (b)	75,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $685,739,148)	685,739,148
	TOTAL INVESTMENTS
	(Cost $2,778,540,516) — 96.11%	$2,821,969,085

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.
(g)	Foreign security.
EUR – European Monetary Units

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2010
(Unaudited)

Shares		Value
181,302	Abertis Infraestructuras S.A. (a)	$3,489,497
137,001	América Móvil SAB de CV — ADR (a)	6,896,630
151,740	Atlantia S.p.A. (a)	3,541,515
1,835,261	Baker Hughes Incorporated	85,963,625
39,014	Berkshire Hathaway, Inc. Class B	3,170,668
293,751	BHP Billiton Ltd. — ADR (a)	23,594,080
137,050	The Blackstone Group, LP	1,918,700
44,500	CF Industries Holdings Inc.	4,057,510
1,329,400	Comcast Corporation Class A	25,019,308
60,854	Equinix Inc.	5,923,528
3,499,884	Exxon Mobil Corp.	234,422,230
1,265,387	JX Holdings Inc. (a)	5,914,796
253,975	MSCI Inc.	9,168,498
384,310	National Australia Bank Ltd. (a)	9,705,261
935,800	News Corporation Class B	15,917,958
1,023,537	Novartis AG — ADR (a)	55,373,352
278,400	Rio Tinto Ltd. (a)	20,183,604
3,107,809	Schlumberger NV (a)	197,221,559
1,399,416	SunPower Corp. Class A	26,448,962
613,274	Tyco International Ltd. (a)	23,457,731
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $743,185,224)	$761,389,012

ADR — American Depository Receipt
(a)	Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2010
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Airgas, Inc.
5,371	Expiration: April, 2010, Exercise Price: $60.00	$2,067,835
5,329	Expiration: April, 2010, Exercise Price: $65.00	159,870
	Alcon Inc. — ADR
1,493	Expiration: April, 2010, Exercise Price: $160.00	358,345
	Allegheny Energy Inc.
12,173	Expiration: July, 2010, Exercise Price: $22.50	1,278,165
	AXA Asia Pacific Holdings Ltd.
112,196	Expiration: April, 2010, Exercise Price: $6.25	1,441,719
	CF Industries Holdings Inc.
4,382	Expiration: April, 2010, Exercise Price: $90.00	1,235,724
1,434	Expiration: May, 2010, Exercise Price: $90.00	817,380
	Coca-Cola Enterprises Inc.
3,479	Expiration: April, 2010, Exercise Price: $25.00	956,725
1,494	Expiration: May, 2010, Exercise Price: $25.00	410,850
4,727	Expiration: May, 2010, Exercise Price: $27.50	389,977
	Fomento Economico Mexicano SAB de CV — ADR
1,382	Expiration: April, 2010, Exercise Price: $40.00	1,040,646
4,556	Expiration: April, 2010, Exercise Price: $45.00	1,252,900
	General Growth Properties Inc.
696	Expiration: April, 2010, Exercise Price: $15.00	111,360
	Huntsman Corporation
4,487	Expiration: April, 2010, Exercise Price: $13.00	44,870
	Millipore Corp.
968	Expiration: April, 2010, Exercise Price: $90.00	1,514,920
	Motorola, Inc.
32,651	Expiration: April, 2010, Exercise Price: $6.00	3,330,402
1,000	Expiration: April, 2010, Exercise Price: $7.00	20,000
	OSI Pharmaceuticals, Inc.
12,547	Expiration: April, 2010, Exercise Price: $55.00	5,834,355
1,112	Expiration: July, 2010, Exercise Price: $60.00	316,920
	Polycom Inc.
2,345	Expiration: April, 2010, Exercise Price: $27.50	797,300
4,261	Expiration: April, 2010, Exercise Price: $30.00	617,845
	Telmex Internacional SAB de CV — ADR
3,896	Expiration: June, 2010, Exercise Price: $17.50	730,500

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
March 31, 2010
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS (continued)
	Terra Industries Inc.
8,960	Expiration: April, 2010, Exercise Price: $45.00	$784,000
552	Expiration: June, 2010, Exercise Price: $41.00	267,720
		25,780,328
PUT OPTIONS
	Telmex Internacional SAB de CV — ADR
3,387	Expiration: June, 2010, Exercise Price: $17.50	67,740
	TOTAL OPTIONS WRITTEN
	(Premiums received $25,643,803)	$25,848,068

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010
(Unaudited)

ASSETS:
Investments, at value (Cost $2,778,540,516)		$2,821,969,085
Cash		1,196,055
Deposits at brokers		168,533,296
Receivable from brokers		729,654,909
Receivable for investments sold		33,528,821
Receivable for forward currency exchange contracts		2,873,536
Receivable for swap contracts		22,074
Receivable for fund shares issued		23,975,305
Dividends and interest receivable		3,323,054
Prepaid expenses and other receivables		223,375
Total Assets		3,785,299,510
LIABILITIES:
Securities sold short, at value (proceeds of $743,185,224)	$761,389,012
Written option contracts, at value (premiums received $25,643,803)	25,848,068
Payable for forward currency exchange contracts	6,442,825
Payable for swap contracts	2,214,396
Payable for swap interest	86,260
Payable for investments purchased	44,554,959
Payable for fund shares redeemed	2,131,568
Investment advisory fee payable	2,257,909
Distribution fees payable	1,195,295
Dividends and interest payable	1,854,466
Accrued expenses and other liabilities	1,084,041
Total Liabilities		849,058,799
NET ASSETS		$2,936,240,711
NET ASSETS CONSIST OF:
Accumulated undistributed net investment loss		$(4,835,913)
Accumulated undistributed net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts		36,556,963
Net unrealized appreciation (depreciation) on:
Investments	43,428,569
Securities sold short	(18,203,788)
Written option contracts	(204,265)
Swap contracts	(2,192,322)
Foreign currency translation	(735)
Forward currency exchange contracts	(3,569,289)
Net unrealized appreciation		19,258,170
Paid-in capital		2,885,261,491
Total Net Assets		$2,936,240,711
NET ASSET VALUE and offering price per share*, ($2,936,240,711 / 185,684,276
shares of beneficial interest outstanding)		$15.81

*  The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2010
(Unaudited)

INVESTMENT INCOME:
Interest		$335,115
Dividend income on long positions (net of foreign withholding taxes of $26,960)		14,213,007
Total investment income		14,548,122
EXPENSES:
Investment advisory fees	$11,329,307
Distribution fees (Note 7)	2,532,327
Transfer agent and shareholder servicing agent fees	1,486,667
Federal and state registration fees	143,232
Professional fees	195,691
Trustees' fees and expenses	82,175
Custody fees	89,183
Administration fees	448,674
Fund accounting expense	139,430
Reports to shareholders	220,983
Miscellaneous expenses	99,136
Borrowing expense on securities sold short	2,528,892
Dividends on securities sold short	6,713,319
Total expenses before expense waiver by adviser		26,009,016
Less: Expense reimbursed by Adviser (Note 3)		(384,986)
Net expenses		25,624,030

NET INVESTMENT LOSS		(11,075,908)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	106,789,066
Securities sold short	(3,689,442)
Written option contracts expired or closed	2,133,700
Swap contracts	7,409,430
Foreign currency translation	601,384
Forward currency exchange contracts	(934,203)
Net realized gain		112,309,935
Change in unrealized appreciation / depreciation on:
Investments	(86,424,405)
Securities sold short	63,991,836
Written option contracts	(1,120,766)
Swap contracts	(2,622,820)
Foreign currency translation	(235,313)
Forward currency exchange contracts	4,440,641
Net unrealized depreciation		(21,970,827)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		90,339,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$79,263,200

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2010	September 30, 2009
	(Unaudited)
Net investment loss	$(11,075,908)	$(36,230,340)
Net realized gain on investments, securities sold short,
written option contracts expired or closed,
swap contracts, foreign currency translation
and forward currency exchange contracts	112,309,935	58,562,542
Change in unrealized appreciation (depreciation)
on investments, securities sold short, written option
contracts, swap contracts, foreign currency translations
and forward currency exchange contracts	(21,970,827)	58,598,655
Net increase in net assets resulting from operations	79,263,200	80,930,857
Distributions to shareholders from:
Net investment income	(42,330)	(5,185,512)
Net realized gains	—	(4,823,592)
Return of capital	—	(21,325,423)
Total dividends and distributions	(42,330)	(31,334,527)
Net increase in net assets from
capital share transactions (Note 4)	1,045,639,684	347,618,561
Net increase in net assets	1,124,860,554	397,214,891

NET ASSETS:
Beginning of period	1,811,380,157	1,414,165,266
End of period (including accumulated undistributed
net investment income (loss) of $(4,835,913)
and $6,282,325, respectively)	$2,936,240,711	$1,811,380,157

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six Months		Year	Year		Year		Year	Year
	Ended		Ended	Ended		Ended		Ended	Ended
	March 31,		Sept. 30,	Sept. 30,		Sept. 30,		Sept. 30,	Sept. 30,
	2010		2009	2008		2007		2006	2005
	(Unaudited)

Net Asset Value, beginning of period	$15.26		$14.79	$16.55		$15.95		$15.78	$15.10

Income from investment operations:
Net investment income (loss)(1)	(0.08)		0.24 (2)	0.00	(3)(4)	0.13	(3)	0.06 (3)	(0.06	)(3)
Net realized and unrealized
gain (loss) on investments	0.63		0.58	(0.70)		1.13		0.99	0.94
Total from investment operations	0.55		0.82	(0.70)		1.26		1.05	0.88
Redemption fees	0.00	(4)	0.00 (4)	0.00	(4)	0.00	(4)	0.00 (4)	0.00	(4)

Less distributions:
Distributions from
net investment income	(0.00	)(4)	(0.06)	(0.37)		(0.11)		(0.01)	0.00	(4)
Distributions from net realized gains	—		(0.05)	(0.69)		(0.55)		(0.87)	(0.20)
Distributions from return to capital	—		(0.24)	—		—		—	—
Total distributions	—		(0.35)	(1.06)		(0.66)		(0.88)	(0.20)
Net Asset Value, end of period	$15.81		$15.26	$14.79		$16.55		$15.95	$15.78

Total Return	3.61%		5.78%	-4.32%		8.15%		7.10%	5.88%

Supplemental data and ratios:
Net assets, end of period (000’s)	$2,936,241		$1,811,380	$1,414,165		$1,821,714		$1,563,045	$1,484,675
Ratio of operating expenses
to average net assets	2.27	%(7)	4.22%	1.66%		2.16%		2.08%	1.77%
Ratio of interest expense, borrowing
expense on securities sold short
and dividends on securities
sold short to average net assets	0.82	%(7)	2.68%	0.19%		0.76%		0.71%	0.41%
Ratio of operating expense to average
net assets excluding interest expense,
borrowing expense on securities
sold short and dividends on
securities sold short
Before expense waiver	1.48	%(7)	1.54%	1.48%		1.41%		1.37%	1.36%
After expense waiver	1.45	%(7)	1.54%	1.47%		1.40	%(5)	1.37%	1.36%
Ratio of net investment income (loss)
to average net assets	(0.98	)%(7)	(2.49)%	(0.09)%		0.83%		0.43%	(0.35)%
Portfolio turnover rate(6)	113.54%		318.45%	300.24%		334.87%		369.47%	312.04%
_______________

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

(1)
Net investment income (loss) before interest expense, borrowing expense on securities sold short and dividends on securities sold short for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005 was $(0.03), $0.55, $0.02, $0.26, $0.18 and $0.01, respectively.

(2)	Net investment income (loss) per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount less than $0.005 per share.
(5)	The Fund incurred proxy expenses of approximately $525,000 in 2007 related to shareholder approval of changes in the Fund’s fundamental investment policies and the election of trustees.
(6)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund’s fundamental investment policies were amended to permit the Fund to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund’s investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.  In preparing these financial statements, the Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

A.Investment Valuation

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At March 31, 2010, fair-valued long securities represented 0.07% of investments, at value.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2010. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,970,847,841	$—	$—	$1,970,847,841
Exchange Traded Funds	6,875,728	—	—	6,875,728
Preferred Stocks	7,413	—	—	7,413
Warrants	—	428	—	428
Convertible Bonds	—	87,322,233	—	87,322,233
Corporate Bonds	—	60,341,153	—	60,341,153
Purchased Put Options	8,911,881	—	—	8,911,881
Escrow Notes	—	—	1,923,260	1,923,260
Short-Term Investments	685,739,148	—	—	685,739,148
Swap Contracts*	—	22,074	—	22,074
Forward Currency
Exchange Contracts*	—	2,873,536	—	2,873,536
Total Investments	$2,672,382,011	$150,559,424	$1,923,260	$2,824,864,695
Liabilities
Securities Sold Short	$761,389,012	$—	$—	$761,389,012
Written Option Contracts	25,848,068	—	—	25,848,068
Swap Contracts*	—	2,214,396	—	2,214,396
Forward Currency
Exchange Contracts*	—	6,442,825	—	6,442,825

*	Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of September 30, 2009	$1,923,260
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$1,923,260

B.Securities Sold Short

The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities.  The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. As collateral for its securities sold short, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.Transactions with Brokers for Securities Sold Short

The Fund’s receivable from brokers for proceeds on securities sold short and deposit at brokers for securities sold short are with three major securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from brokers for proceeds on securities sold short.

D.Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to income tax positions taken or expected to be taken on a tax return.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  As of March 31, 2010, open Federal and New York tax years include the tax years ended September 30, 2007 through 2009.  The Fund has no examination in progress.

E.Written Option Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market daily to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. With written option contracts, there is minimal counterparty credit risk to the Fund since written option contracts are exchange traded.

F.Purchased Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued daily at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.  With purchased options, there is minimal counterparty credit risk to the Fund since purchased options are exchange traded.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G.Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies.  The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires.  With forward contracts, there is minimal counterparty credit risk to the Fund since forward contracts are exchange traded.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future.  The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted.  A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

H.Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2009. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

I.Foreign Securities

Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

J.Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

K.When-Issued Securities

The Fund may engage in securities transactions on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. During this period, the securities are subject to market fluctuations. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. When delayed-delivery purchases are outstanding, the Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value.

L.Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents.  Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

M.Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

N.Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

O.Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Expenses include $2,528,892 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

P.Counterparty Risk

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Q.The Right to Offset

Financial assets and liabilities as well as cash collateral received and posted are offset by counterparty, and the net amount is reported in the consolidated statement of financial condition when the Fund believes there exists a legally enforceable right to set off the recognized amounts.

R.Derivatives

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended March 31, 2010: long option contracts (186,575 contracts) were purchased and $36,498,178 premiums were paid, written option contracts (745,670 contracts) were opened and $130,117,745 premiums were received, equity swap contracts were opened for a notional value of $41,290,477 and closed for a notional value of $42,579,869 and an average of 15 forward currency exchange contract positions were open during the period.

Statement of Assets and Liabilities:

Fair values of derivative instruments as of March 31, 2010:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity contracts:
Purchased Options	Investments	$8,911,881	N/A	$—
Written Option Contracts	N/A	—	Written Option
			Contracts	25,848,068
Swap Contracts	Receivables	22,074	Payables	2,214,396
Foreign exchange contracts:
Forward Currency
Exchange Contracts	Receivables	2,873,536	Payables	6,442,825
Total		$11,807,491		$34,505,289

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations:

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2010:

	Amount of Realized Gain (Loss) on Derivatives
			Forward
		Written	Currency
	Purchased	Option	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(12,705,985)	$2,133,700	$—	$7,409,430	$(3,162,855)
Foreign
exchange contracts	—	—	(934,203)	—	(934,203)
Total	$(12,705,985)	$2,133,700	$(934,203)	$7,409,430	$(4,097,058)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
		Written	Currency
	Purchased	Option	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$2,262,732	$(1,120,766)	$—	$(2,622,820)	$(1,480,854)
Foreign
exchange contracts	—	—	4,440,641	—	4,440,641
Total	$2,262,732	$(1,120,766)	$4,440,641	$(2,622,820)	$2,959,787

Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, Inc. (the “Adviser”) pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. Effective August 1, 2004, the Adviser agreed to voluntarily waive 0.10% of its fee at net asset levels between $1.5 billion through $2 billion, and the Adviser agreed to voluntarily waive 0.20% of its fee at net asset levels between $2 billion through $5 billion.  Effective January 27, 2010, the Adviser agreed to voluntarily waive 0.25% of its fee at net asset levels exceeding $5 billion.  Investment advisory fees voluntarily waived by the Adviser for the six months ended March 31, 2010 were $384,986.  Certain officers of the Fund are also officers of the Adviser.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2010		September 30, 2009
	Shares	Amount	Shares	Amount
Issued	84,518,165	$1,319,718,327	75,468,090	$1,112,051,548
Issued as reinvestment
of dividends	2,419	37,612	2,123,238	30,107,517
Redemption fee	—	70,312	—	455,942
Redeemed	(17,537,991)	(274,186,567)	(54,505,057)	(794,996,446)
Net increase	66,982,593	$1,045,639,684	23,086,271	$347,618,561

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended March 31, 2010 (excluding short-term investments, options and short positions) aggregated $3,798,586,382 and $2,035,090,746, respectively. There were no purchases or sales of U.S. Government securities.

At September 30, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$1,716,197,081
Gross unrealized appreciation	233,990,624
Gross unrealized depreciation	(114,797,992)
Net unrealized appreciation	$119,192,632
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(147,357,950)
Total accumulated losses	$(28,165,318)

The tax components of dividends paid during the six months ended March 31, 2010 and the fiscal year ended September 30, 2009 were as follows:

	2010	2009
Ordinary Income	$42,330	$10,009,104
Return of Capital	—	21,325,423
Total Distributions Paid	$42,330	$31,334,527

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

The Fund incurred a post-October capital loss of $10,885,570 for securities and $787,127 for currency, which is deferred for tax purposes until the next fiscal year. The Fund sustained a capital loss carryover of $47,821,041, which expires on September 30, 2017.

For the fiscal year ended September 30, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended September 30, 2009 was 33.45% for the Fund (unaudited).

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended September 30, 2009 was 31.00% for the Fund (unaudited). The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended September 30, 2009 was 15.40% for the Fund (unaudited).

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of option contracts written during the six months ended March 31, 2010 were as follows:

	Premium Amount	Number of Contracts
Options outstanding at September 30, 2009	$15,638,987	63,902
Options written	130,117,745	745,670
Options closed	(45,499,310)	(129,727)
Options exercised	(59,650,675)	(237,811)
Options expired	(14,962,944)	(207,156)
Options outstanding at March 31, 2010	$25,643,803	234,878

Note 7 — DISTRIBUTION PLAN

The Fund has adopted an Amended and Restated Plan of Distribution (the “Plan”) dated July 19, 2005, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or other qualified institutions with whom the Fund has entered into a contract to distribute Fund shares. Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2010, the Fund incurred $2,532,327 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund’s outstanding shares.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 8 — FORWARD CURRENCY EXCHANGE CONTRACTS

At March 31, 2010, the Fund had entered into forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $3,569,289 is included in the unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities. The terms of the open contracts are as follows:

		U.S. $ Value at		U.S. $ Value at
Settlement	Currency to	March 31,	Currency to	March 31,
Date	be Delivered	2010	be Received	2010	Unrealized
4/23/10	19,036,906 Australian Dollars	$17,425,810	16,371,778 U.S. Dollars	$16,371,778	$(1,054,032)
4/23/10	787,690 U.S. Dollars	787,690	863,402 Australian Dollars	790,332	2,642
4/27/10	70,122,500 Australian Dollars	64,159,987	63,363,316 U.S. Dollars	63,363,316	(796,671)
4/30/10	34,411,460 Australian Dollars	31,475,144	30,846,067 U.S. Dollars	30,846,067	(629,077)
4/30/10	3,713,510 U.S. Dollars	3,713,510	4,168,279 Australian Dollars	3,812,601	99,091
6/4/10	37,198,407 Australian Dollars	33,881,133	33,613,377 U.S. Dollars	33,613,377	(267,756)
6/18/10	74,675,112 Australian Dollars	67,907,651	65,069,150 U.S. Dollars	65,069,150	(2,838,501)
6/18/10	31,774,468 U.S. Dollars	31,774,468	35,676,286 Australian Dollars	32,443,106	668,638
6/30/10	4,775,125 Australian Dollars	4,336,424	4,242,930 U.S. Dollars	4,242,930	(93,494)
8/31/10	58,603,595 Australian Dollars	52,813,827	52,315,353 U.S. Dollars	52,315,353	(498,474)
8/31/10	1,072,188 U.S. Dollars	1,072,188	1,185,000 Australian Dollars	1,067,927	(4,261)
4/16/10	1,416,420 Canadian Dollars	1,394,582	1,381,024 U.S. Dollars	1,381,024	(13,558)
4/29/10	7,642,230 Euros	10,322,307	10,317,202 U.S. Dollars	10,317,202	(5,105)
4/29/10	1,373,825 U.S. Dollars	1,373,825	1,028,312 Euros	1,388,934	15,109
7/30/10	7,066,647 Euros	9,544,587	9,624,773 U.S. Dollars	9,624,773	80,186
7/30/10	175,243 U.S. Dollars	175,243	127,200 Euros	171,803	(3,440)
5/26/10	985,499 British Pounds	1,494,984	1,487,984 U.S. Dollars	1,487,984	(7,000)
5/26/10	1,468,395 U.S. Dollars	1,468,395	985,500 British Pounds	1,494,985	26,590
7/30/10	452,546 British Pounds	686,240	673,072 U.S. Dollars	673,072	(13,168)
4/30/10	68,082,740 Hong Kong Dollars	8,770,752	8,783,685 U.S. Dollars	8,783,685	12,933
4/9/10	4,169,785,672 Japanese Yen	44,603,251	46,125,948 U.S. Dollars	46,125,948	1,522,697
4/9/10	1,717,672 U.S. Dollars	18,391	18,374 Japanese Yen	18,374	(17)
6/25/10	121,227,449 Mexican Pesos	9,713,642	9,495,371 U.S. Dollars	9,495,371	(218,271)
4/30/10	476,170,000 Norwegian Kroner	80,010,216	80,455,866 U.S. Dollars	80,455,866	445,650
		$478,924,247		$475,354,958	$(3,569,289)

Note 9 — SWAP CONTRACTS
Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2010 (Unaudited)

Note 9 — SWAP CONTRACTS (continued)

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2010, the Fund had the following open equity swap contracts:

			Unrealized
Termination			Appreciation
Date	Security	Shares	(Depreciation)	Counterparty
5/30/2010	Arriva plc	(131,400)	$5,953	JPMorgan Chase & Co. Inc.
7/30/2010	Babcock International Group plc	(87,735)	(42,752)	Merrill Lynch & Co. Inc.
12/31/2010	Société des Autoroutes PRR	221,601	(1,734,582)	JPMorgan Chase & Co. Inc.
4/21/2010	Tandberg ASA	2,801,000	(485,767)	Deutsche Bank
7/30/2010	VT Group plc	125,151	64,826	Merrill Lynch & Co. Inc.
			$(2,192,322)

The Merger Fund
APPROVAL OF ADVISORY CONTRACT

On January 16, 2010, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser’s competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund’s investment objectives, policies and restrictions. The Board also reviewed the Adviser’s methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund’s investment approach, the specialized expertise and experience of the Fund’s portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

The Board also evaluated the investment performance of the Fund and the Adviser relative to the S&P 500 Index over the last year, three years, five years and 10 years, and relative to the performance of alternative-investment mutual funds, including those that engage in merger arbitrage.

Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser’s profitability analysis. The profitability analysis consisted of income and expenses by category for calendar years 2009 and 2008, less expenses allocated to other funds managed by the Adviser’s affiliate, adjusted total expenses, net income, pre-tax profit margin and pre-tax profit margin before payments to fund supermarkets. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in its peer group, Lipper data relating to average expenses and advisory fees for comparable funds and the benefit to the Adviser of the Fund’s soft-dollar arrangements. Based on the information provided, the Board determined that the Fund’s fee structure is competitive with funds with similar investment goals and strategies.

The Board considered the Fund’s total expense ratio, contractual investment advisory fees, 12b-1 distribution expense and service-provider fee ratio (in the aggregate and separately by fund administration, custodian, fund accounting and transfer agent fee ratios) compared to the industry average by quartile, within the appropriate Lipper benchmark category and Lipper category range. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after January 31, 2011.

The Adviser provided information on peer-group comparisons consisting of alternative-investment mutual funds, including those that engage in merger arbitrage. The materials compared each fund’s investment strategies; management fee; expense ratio; total assets; whether a fund has a breakpoint,

The Merger Fund
APPROVAL OF ADVISORY CONTRACT (continued)

charges a sales load and is open to new investors; returns for the one year, three years, five years and 10 years ended December 31, 2009; and risk as measured by beta and standard deviation. It was noted that the Fund’s management fees and expense ratio are within the average range compared to its peer funds.

The Board considered the extent to which economies of scale would be realized with respect to operational costs as the Fund grows in the number of shareholders and assets under management, the existence of breakpoints previously and newly established by the Adviser, and whether fee levels to be charged by the Adviser reflect these economies of scale for the benefit of Fund investors and are fair under the circumstances, which the Board, including all of the non-interested Trustees, believed to be the case.

Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and the Fund’s investment performance, and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund’s shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Investment Adviser
Westchester Capital Management, Inc.
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.mergerfund.com

Administrator, Transfer Agent, Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Frederick W. Green
James P. Logan, III
Michael J. Downey
Barry Hamerling

Executive Officers
Frederick W. Green, President
Bonnie L. Smith, Vice President,
  Secretary and Treasurer
Roy Behren, Chief Compliance Officer

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)*   /s/ Frederick W. Green
Frederick W. Green, President

Date   5/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Frederick W. Green
Frederick W. Green, President

Date   5/25/2010

By (Signature and Title)*    /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date   5/25/2010

* Print the name and title of each signing officer under his or her signature.